Short Term Investments Textblock	12 Months Ended
Jun. 30, 2011
Short Term Investments [Abstract]
Short Term Investments [Text Block]
14.	Short Term Investments

	Period covered	June 30, 2011	June 30, 2010

Evergrowing Bank Co., Ltd	March 4, 2011 - September 2, 2011	$463,564	$-
Evergrowing Bank Co., Ltd.	June 22, 2011 - July 22, 2011	3,090,426	-
Evergrowing Bank Co., Ltd.	June 28, 2011 - July 7, 2011	3,090,426	-
Evergrowing Bank Co., Ltd.	June 28, 2011 - July 7, 2011	154,521	-
Bank of China	June 27, 2011 - July 11, 2011	30,904	-
China Merchants Bank	November 5, 2009- November 5, 2010	-	2,208,838
China Merchants Bank	June 13,2010 - July 7, 2010	-	1,767,071
China Merchants Bank	March 10, 2010 - March 10, 2011	-	1,472,559
Evergrowing Bank Co., Ltd	May 14, 2010 - May 14, 2011	-	1,951,140

		$6,829,841	$7,399,608

As of June 30, 2011, the Company placed investment funds with various trustees for expected investment returns of 3% - 5.2% per annum (2010: 2.25% - 7.5% per annum).

During the years ended June 30, 2011 and 2010, investment income of $279,233 and $208,824 was earned.

The carrying amounts of these assets approximate their fair value.